OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

October 26, 2012

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:	Oppenheimer Limited-Term Government Fund
Post-Effective Amendment No. 48 under the Securities Act
and Amendment No. 47 under the Investment Company Act
File Nos. 33-02769; 811-4563

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer Limited-Term Government Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 48 under the Securities Act and Amendment No. 47 under the Investment Company Act (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act.  Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant requests selective review of the Amendment.  The Registrant believes that selective review is appropriate because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Registrant’s Registration Statement filed January 26, 2012.  The Amendment has been tagged to indicate changes since the January 26, 2012 filing.

The material differences between the disclosure in the January 27, 2012 filing and the Amendment are:

1.
The Offering of New Class I Shares – the Prospectus and Statement of Additional Information (the “SAI”) contained in the Amendment have been revised to add disclosure describing the features of the Fund’s Class I shares, which are being registered with the Amendment; and

2.
Changes to the Fund’s Fundamental Policies – the SAI has been revised to reflect changes made to certain fundamental policies of the Fund that were approved by the Fund’s shareholders at a Special Meeting held on February 29, 2012.

We anticipate that an amendment to the Registration Statement will be filed on or about December 26, 2012, including (i) incorporating by reference the audited financial statements of the Fund for the fiscal year ended September 30, 2012; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; (iii) updated performance and expense information; and (iv) other, non-material changes.  The Amendment and the subsequent filing should become effective on December 28, 2012, as indicated on the facing page of this Amendment.

             The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards, Esq.
Vice President & Senior Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-0310
tedwards@oppenheimerfunds.com

Sincerely,

/s/ Edward Gizzi
Edward Gizzi Vice President & Assistant Counsel

cc:	Valerie Lithotomos, Esq.
K&L Gates LLP
KPMG LLP
Gloria LaFond